12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2017	2016	2015

Current – Federal	$ 5,043,587	$ 5,955,098	$ 4,220,841
Current – State	--	(18,531)	5,160
Total Current	5,043,587	5,936,567	4,226,001

Deferred – Federal	(2,445,235)	(650,641)	1,037,993

Total Provision .........................	$ 2,598,352	$ 5,285,926	$ 5,263,994